INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,474,000	$ 2,939,000
Marketable securities	525,000	0
Receivables, prepayments and other assets	1,191,000	1,208,000
Other current financial assets	56,000	23,000
Inventories	1,262,000	1,121,000
Total current assets	5,508,000	5,291,000
Noncurrent assets:
Property, plant and equipment, net	9,410,000	8,713,000
Goodwill and intangible assets, net	329,000	377,000
Other noncurrent financial assets	72,000	40,000
Deferred tax assets	313,000	353,000
Receivables, prepayments and other assets	562,000	254,000
Total noncurrent assets	10,686,000	9,737,000
Total assets	16,194,000	15,028,000
Current liabilities:
Trade payables and other current liabilities	2,793,000	2,586,000
Provisions	115,000	116,000
Current portion of deferred income from government grants	30,000	29,000
Current portion of lease obligations	113,000	135,000
Current portion of long-term debt	262,000	297,000
Total current liabilities	3,313,000	3,163,000
Noncurrent liabilities
Noncurrent portion of deferred income from government grants	218,000	147,000
Provisions	231,000	233,000
Noncurrent portion of lease obligations	301,000	291,000
Noncurrent portion of long-term debt	1,908,000	1,716,000
Other noncurrent liabilities	1,565,000	1,445,000
Total noncurrent liabilities	4,223,000	3,832,000
Total liabilities	7,536,000	6,995,000
Equity:
Share capital	11,000	11,000
Additional paid-in capital	23,673,000	23,487,000
Accumulated deficit	(15,026,000)	(15,469,000)
Accumulated other comprehensive loss	(51,000)	(54,000)
Equity attributable to the shareholders of GLOBALFOUNDRIES INC.	8,607,000	7,975,000
Non-controlling interest	51,000	58,000
Total equity	8,658,000	8,033,000
Total liabilities and equity	$ 16,194,000	$ 15,028,000